Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.94%
Communication services: 12.75%
Entertainment: 3.54%
Netflix Incorporated †	27,700	$ 5,272,972
Roku Incorporated †	44,400	4,124,760
Spotify Technology †	98,800	10,043,020
Warner Music Group Corporation Class A	322,200	9,591,894
		29,032,646
Interactive media & services: 9.21%
Alphabet Incorporated Class A †	22,147	50,543,662
Alphabet Incorporated Class C †	1,985	4,564,170
Match Group Incorporated †	140,732	11,138,938
ZoomInfo Technologies Incorporated †	195,200	9,252,480
		75,499,250
Consumer discretionary: 17.99%
Auto components: 1.14%
Aptiv plc †	88,000	9,363,200
Automobiles: 1.32%
Ferrari NV	51,700	10,843,558
Hotels, restaurants & leisure: 1.88%
Chipotle Mexican Grill Incorporated †	10,600	15,429,466
Internet & direct marketing retail: 9.48%
Amazon.com Incorporated †	24,014	59,689,919
Doordash Incorporated †	56,800	4,625,224
MercadoLibre Incorporated †	13,742	13,379,623
		77,694,766
Specialty retail: 2.81%
The Home Depot Incorporated	76,513	22,984,505
Textiles, apparel & luxury goods: 1.36%
lululemon athletica Incorporated †	31,400	11,135,382
Financials: 2.74%
Capital markets: 2.74%
Intercontinental Exchange Incorporated	114,730	13,286,881
MarketAxess Holdings Incorporated	34,963	9,216,596
		22,503,477
Health care: 12.90%
Health care equipment & supplies: 8.57%
ABIOMED Incorporated †	30,600	8,769,348
Align Technology Incorporated †	32,234	9,344,959
DexCom Incorporated †	36,300	14,831,454
Edwards Lifesciences Corporation †	110,400	11,678,112
Inari Medical Incorporated †	140,700	11,354,490
Intuitive Surgical Incorporated †	59,700	14,286,210
		70,264,573
See accompanying notes to portfolio of investments

Allspring Discovery All Cap Growth Fund (formerly, Allspring Omega Growth Fund)  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Health care providers & services: 3.52%
Centene Corporation †	151,100	$ 12,171,105
UnitedHealth Group Incorporated	32,769	16,664,675
		28,835,780
Health care technology: 0.81%
Doximity Incorporated Class A †	165,787	6,609,928
Industrials: 5.90%
Commercial services & supplies: 2.20%
Waste Connections Incorporated	130,798	18,046,200
Professional services: 1.55%
Equifax Incorporated	62,400	12,699,648
Road & rail: 2.15%
Union Pacific Corporation	75,057	17,585,105
Information technology: 41.72%
Communications equipment: 1.57%
Motorola Solutions Incorporated	60,300	12,885,507
Electronic equipment, instruments & components: 4.36%
Cognex Corporation	151,900	10,272,997
Teledyne Technologies Incorporated †	32,600	14,068,530
Zebra Technologies Corporation Class A †	30,800	11,385,528
		35,727,055
IT services: 14.38%
Adyen NV ADR †	473,500	7,893,245
Block Incorporated Class A †	131,867	13,126,041
Fiserv Incorporated †	138,540	13,565,837
Globant SA †	29,000	6,263,710
MongoDB Incorporated †	39,400	13,984,242
PayPal Holdings Incorporated †	133,538	11,741,996
Snowflake Incorporated Class A †	40,300	6,909,032
Twilio Incorporated Class A †	44,700	4,998,354
Visa Incorporated Class A	184,999	39,428,837
		117,911,294
Semiconductors & semiconductor equipment: 1.16%
Advanced Micro Devices Incorporated †	111,600	9,544,032
Software: 20.25%
Atlassian Corporation plc Class A †	48,400	10,881,772
Bill.com Holdings Incorporated †	55,700	9,508,547
Cadence Design Systems Incorporated †	118,800	17,920,980
Crowdstrike Holdings Incorporated Class A †	64,800	12,879,648
Datadog Incorporated Class A †	80,100	9,674,478
Microsoft Corporation	299,950	83,242,124
ServiceNow Incorporated †	34,700	16,590,070
Unity Software Incorporated †	79,231	5,261,731
		165,959,350
See accompanying notes to portfolio of investments

2  |  Allspring Discovery All Cap Growth Fund (formerly, Allspring Omega Growth Fund)

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Materials: 2.12%
Chemicals: 2.12%
The Sherwin-Williams Company	63,162	$ 17,367,024
Real estate: 1.82%
Equity REITs: 1.82%
SBA Communications Corporation	43,000	14,925,730
Total Common stocks (Cost $503,765,058)		802,847,476

		Yield
Short-term investments: 2.20%
Investment companies: 2.20%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	18,051,853	18,051,853
Total Short-term investments (Cost $18,051,853)				18,051,853
Total investments in securities (Cost $521,816,911)	100.14%			820,899,329
Other assets and liabilities, net	(0.14)			(1,173,869)
Total net assets	100.00%			$819,725,460

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,533,406	$180,943,816	$(166,425,369)	$0	$0	$18,051,853	18,051,853	$7,493
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	0	36,828,950	(36,828,950)	0	0	0	0	1,125#
				$0	$0	$18,051,853		$8,618

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Discovery All Cap Growth Fund (formerly, Allspring Omega Growth Fund)  |  3

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Fund’s Governance Council. The Fund’s Governance Council has delegated to the Allspring Pricing Committee at Allspring Funds Management, LLC (“Allspring Funds Management”) the authority to take any actions regarding the valuation of portfolio securities that the Allspring Pricing Committee deems necessary or appropriate, including determining the fair value of portfolio securities. The Governance Council retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

4  |  Allspring Discovery All Cap Growth Fund (formerly, Allspring Omega Growth Fund)

Notes to portfolio of investments—April 30, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$104,531,896	$0	$0	$104,531,896
Consumer discretionary	147,450,877	0	0	147,450,877
Financials	22,503,477	0	0	22,503,477
Health care	105,710,281	0	0	105,710,281
Industrials	48,330,953	0	0	48,330,953
Information technology	342,027,238	0	0	342,027,238
Materials	17,367,024	0	0	17,367,024
Real estate	14,925,730	0	0	14,925,730
Short-term investments
Investment companies	18,051,853	0	0	18,051,853
Total assets	$820,899,329	$0	$0	$820,899,329
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Discovery All Cap Growth Fund (formerly, Allspring Omega Growth Fund)  |  5